STOCK BASED COMPENSATION (Details - RSU Activity) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	26,256	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 13.12	$ 0
RSU's granted	26,506	30,120
RSU's granted, weighted-average grant date fair value per unit	$ 8.52	$ 13.12
RSU's vested	(22,936)	(3,864)
RSU's vested, weighted-average grant date fair value per unit	$ 10.40	$ 13.92
RSU's forfeited	(14,077)	0
RSU's forfeited, weighted-average grant date fair value per unit	$ 10.11
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	15,749	26,256
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 10.72	$ 13.12